Fair value gain (loss) on embedded derivatives	9 Months Ended
Sep. 30, 2026
Embedded derivatives [Abstract]
Fair value gain (loss) on embedded derivatives
7. Fair value gain (loss) on embedded derivatives

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Fair value gain (loss) on embedded derivatives	322,000	(2,895,000)	1,871,000	11,250,000
Total	322,000	(2,895,000)	1,871,000	11,250,000
The embedded derivative represents the conversion feature of the unsecured convertible debentures, under which holders may convert the debentures into ordinary shares of Lifezone Metals at a conversion price of $8.00 per share. The conversion feature is not closely related to the host debt instrument and has therefore been separated and measured at fair value, with changes in fair value recognized in the consolidated statement of comprehensive loss. Refer to Note 19.1 for further details of the unsecured convertible debentures.
Three Months Ended September 30, 2026 and 2025
During the three months ended September 30, 2026, a fair value gain of $322,000 was recognized on the embedded derivative liability as the fair value of the embedded derivative liability decreased from $3,604,000 at June 30, 2026 to $3,282,000 at September 30, 2026 due to the decline in Lifezone Metals' share price from $3.88 as at June 30, 2026 to $3.76 as at September 30, 2026, and the passage of time.
During the three months ended September 30, 2025, the embedded derivative liability increased from $6,623,000 at June 30, 2025 to $9,518,000 at September 30, 2025, resulting in a fair value loss of $2,895,000. A rise in the price of Lifezone Metals' shares from $4.12 at June 30, 2025 to $5.48 at September 30, 2025, was the primary factor for the increased value of the conversion option, as a higher share price improves the prospect of the debentures being converted rather than settled in cash at maturity.
Nine Months Ended September 30, 2026 and 2025
On September 30, 2026, the embedded derivative liability was fair valued at $3,282,000 compared to $5,153,000 as at December 31, 2025. The decrease in fair value of $1,871,000 is largely due to the decline in the price of Lifezone Metals' share from $4.27 as at December 31, 2025, to $3.76 as at September 30, 2026, and the passage of time.
During the nine months ended September 30, 2025, a fair value gain of $11,250,000 was recognized as the fair value of the embedded derivative liability decreased from $20,768,000 at January 1, 2025 to $9,518,000 at September 30, 2025, driven by the decline in the share price over that period.